Segment Information	3 Months Ended
Apr. 30, 2022
Segment Information

(14) Segment Information

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker (CODM) is its Chief Executive Officer. The Company’s CODM evaluates results using the operating segment structure as the primary basis for which the allocation of resources and financial results are assessed.

The Company has organized its business into three segments: Skillsoft content, SumTotal and Global Knowledge. All of the Company’s businesses market and sell their offerings globally to businesses of many sizes, government agencies, educational institutions and resellers with a worldwide sales force positioned to offer the combinations that best meet customer needs. The CODM primarily uses revenues and operating income as measures used to evaluate financial results and allocation of resources. The Company allocates certain operating expenses to the reportable segments, including general and administrative costs based on the usage and relative contribution provided to the segments. There are no intercompany revenue transactions reported between the Company’s reportable segments.

The Skillsoft business engages in the sale, marketing and delivery of its content learning solutions, in areas such as Leadership and Business, Technology and Developer and Compliance. This includes technical skill areas assumed in the Codecademy acquisition. In addition, Skillsoft offers Percipio, an intelligent online learning experience platform that delivers an immersive learning experience. It leverages its highly engaging content, curated into nearly 700 learning paths (channels) that are continuously updated to ensure customers always have access to the latest information.

The Global Knowledge business offers training solutions covering information technology and business skills for corporations and their employees. Global Knowledge guides its customers throughout their lifelong technology learning journey by offering relevant and up-to-date skills training through instructor-led (in-person “classroom” or online “virtual”) and self-paced (“on-demand”), vendor certified, and other proprietary offerings. Global Knowledge offers a wide breadth of training topics and delivery modalities (classroom, virtual, on-demand) both on a transactional and subscription basis.

The SumTotal business provides a unified, comprehensive and configurable solution that allows organizations to attract, develop and retain talent. SumTotal’s solution impacts a company’s workforce throughout the entire employee lifecycle and helps companies succeed in an evolving business climate. SumTotal’s primary solutions are Talent Acquisition, Learning Management, Talent Management and Workforce Management.

On June 12, 2022, Skillsoft entered into a Purchase Agreement with Cornerstone OnDemand, Inc. to sell SumTotal. The Company determined that the transaction met the criteria to be classified as discontinued operations, and its assets and liabilities held for sale. As a result, the financial operations of SumTotal are excluded from the segment disclosure. The related operations of SumTotal are now presented as discontinued operations.

The following table presents summary results for each of the businesses for the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)), (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Skillsoft Content
Revenues	$89,785	$67,680
Operating expenses	128,420	94,874
Operating income (loss)	(38,635)	(27,194)
Global Knowledge
Revenues	45,053	—
Operating expenses	51,653	—
Operating income (loss)	(6,600)	—
Consolidated
Revenues	134,838	67,680
Operating expenses	180,073	94,874
Operating income (loss)	(45,235)	(27,194)
Non-operating (expense) income	1,052	(371)
Fair value adjustment of warrants	10,106	—
Interest expense, net	(11,354)	(11,401)
Reorganization items, net	—	—
Benefits from (provision for) income taxes	22,337	3,057
Net loss from continuing operations	(23,094)	(35,909)
Income (loss) from discontinued operations, net of tax	1,451	(1,496)
Net (loss) income	$(21,643)	$(37,405)

Skillsoft content segment depreciation for the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)) was $0.9 million and $1.2 million, respectively.

Global Knowledge segment depreciation for the three months ended April 30, 2022 (Successor) was $0.5 million.

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of April 30, 2022 and January 31, 2022 (in thousands):

	April 30, 2022	January 31, 2022

Skillsoft	$1,896,621	$1,648,160
Global Knowledge	328,510	344,902
Total assets classified as discontinued operations	202,926	228,886
Consolidated	$2,428,057	$2,221,948

The following table sets forth the Company’s long-lived tangible assets by geographic region as of April 30, 2022 and January 31, 2022 (in thousands):

	April 30, 2022	January 31, 2022

United States	$10,024	$9,482
Ireland	279	313
Rest of world	1,699	1,680
Total	$12,002	$11,475